Provisions	6 Months Ended
Jun. 30, 2026
Disclosure of other provisions [abstract]
Provisions
Note 12 - Provisions
Changes in the Group's current and non-current provisions were as follows:

	Warranties	Employee benefits	Litigation[1]	Other[2]	Total
Balance as of January 1, 2026	162,093	6,416	28,999	56,819	254,327
Additions	48,715	15,213	—	58,802	122,730
Utilization	(54,850)	(9,367)	(26,372)	(21,648)	(112,237)
Reversals	(12,318)	(108)	—	(9,132)	(21,558)
Unwinding of discount and effect of changes in discount rate	(983)	—	—	—	(983)
Effect of foreign currency exchange differences	(5,052)	(527)	—	(895)	(6,474)
Balance as of June 30, 2026	137,605	11,627	2,627	83,946	235,805
of which current	37,627	11,627	2,627	63,432	115,313
of which non-current	99,978	—	—	20,514	120,492

Balance as of January 1, 2025	128,591	902	27,135	10,898	167,526
Additions	56,724	5,373	—	31,411	93,508
Utilization	(29,439)	(887)	(53)	(9,951)	(40,330)
Reversals	(15,440)	(648)	(583)	(143)	(16,814)
Unwinding of discount and effect of changes in discount rate	(456)	—	—	—	(456)
Effect of foreign currency exchange differences	13,367	897	—	1,267	15,531
Balance as of June 30, 2025	153,347	5,637	26,499	33,482	218,965
of which current	59,702	5,637	26,499	22,926	114,764
of which non-current	93,645	—	—	10,556	104,201
1 - In the six months ended June 30, 2026, the utilization of $26,372 was primarily related to the settlement of the Gores Guggenheim ("GGI") litigation filed in August 2023, for which Polestar was obligated to indemnify the defendants under the terms of the Business Combination Agreement. For further information of the GGI litigation, see Note 22 - Provisions from the 2025 Consolidated Financial Statements.
2 - In the six months ended June 30, 2026, the additions of $58,802 primarily relate to the U.S. Restructuring (refer to Note 1 - Overview and basis of preparation), and in the six months ended June 30, 2025, the additions of $31,411 primarily relate to provisions for restructuring initiated in 2025 (mainly the R&D and Procurement departments in the UK and manufacturing in China).